CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2013	$ 33,084	$ 25,718,163	$ (28,021,633)	$ (2,270,386)
Balance, shares at Jun. 30, 2013	33,084,671
Common stock issued for cash	$ 3,353	2,128,174		2,131,527
Common stock issued for cash, shares	3,352,726
Common stock issued for cash in connection with stock purchase agreement	$ 577	569,423		570,000
Common stock issued for cash in connection with stock purchase agreement, shares	577,428
Common stock and warrants issued for cash	$ 2,576	1,702,424		1,705,000
Common stock and warrants issued for cash, shares	2,575,579
Common stock upon exercise of options	$ 20	18,180		18,200
Common stock upon exercise of options, shares	20,000
Common stock issued upon exercise of warrants	$ 20	24,980		25,000
Common stock issued upon exercise of warrants, shares	20,000
Common stock issued for interest	$ 437	354,989		355,426
Common stock issued for interest, shares	436,912
Convertible note conversions	$ 235	81,897		82,132
Convertible note conversions, shares	234,663
Options, warrants and stock appreciation rights vested		1,682,833		1,682,833
Loan discount from beneficial conversion feature and warrants		$ 913,898		913,898
Net loss			$ (7,111,945)	(7,111,945)
Balance at Jun. 30, 2014	$ 40,302	$ 33,194,961	$ (35,133,578)	$ (1,898,315)
Balance, shares at Jun. 30, 2014	40,301,979			40,301,979
Common stock issued for cash	$ 408	150,347		$ 150,755
Common stock issued for cash, shares	407,445
Common stock and warrants issued for cash	$ 6,341	2,298,659		2,305,000
Common stock and warrants issued for cash, shares	6,340,754
Common stock issued upon in exchange for fixed assets	$ 22	15,978		16,000
Common stock issued upon in exchange for fixed assets, shares	21,918
Common stock issued for services	$ 6	1,668		1,674
Common stock issued for services, shares	6,230
Common stock issued for interest	$ 535	211,435		211,970
Common stock issued for interest, shares	535,175
Options, warrants and stock appreciation rights vested		1,024,895		1,024,895
Loan discount from beneficial conversion feature and warrants		151,218		151,218
Net loss			$ (5,513,725)	(5,513,725)
Balance at Jun. 30, 2015	$ 47,614	37,049,161	(40,647,303)	$ (3,550,528)
Balance, shares at Jun. 30, 2015	47,613,501			47,613,501
Balance at Jun. 30, 2014	$ 40,302	33,194,961	(35,133,578)	$ (1,898,315)
Balance, shares at Jun. 30, 2014	40,301,979			40,301,979
Balance at Dec. 31, 2015	$ 48,972	38,754,495	(43,285,883)	$ (4,482,416)
Balance, shares at Dec. 31, 2015	48,972,496			48,972,496
Balance at Jun. 30, 2015	$ 47,614	37,049,161	$ (40,647,303)	$ (3,550,528)
Balance, shares at Jun. 30, 2015	47,613,501			47,613,501
Common stock issued for cash	$ 291	109,709		$ 110,000
Common stock issued for cash, shares	290,437
Common stock issued for cash in connection with stock purchase agreement	$ 458	198,662		199,120
Common stock issued for cash in connection with stock purchase agreement, shares	457,797
Common stock issued for services	$ 18	9,935		9,953
Common stock issued for services, shares	18,312
Common stock issued for interest	$ 101	74,899		75,000
Common stock issued for interest, shares	101,352
Common stock issued as a commitment fee	$ 291	(291)
Common stock issued as a commitment fee, shares	291,097
Common stock issued for settlement	$ 200	135,800		136,000
Common stock issued for settlement, shares	200,000
Options, warrants and stock appreciation rights vested		768,159		768,159
Loan discount from beneficial conversion feature and warrants		408,460		408,460
Net loss			$ (2,638,580)	(2,638,580)
Balance at Dec. 31, 2015	$ 48,972	$ 38,754,495	$ (43,285,883)	$ (4,482,416)
Balance, shares at Dec. 31, 2015	48,972,496			48,972,496